Cover	Nov. 09, 2021
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 09, 2021
Current Fiscal Year End Date	--12-31
Entity File Number	000-55114
Entity Registrant Name	SPLASH BEVERAGE GROUP, INC.
Entity Central Index Key	0001553788
Entity Tax Identification Number	34-1720075
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1314 East Las Olas Blvd
Entity Address, Address Line Two	Suite 221
Entity Address, City or Town	Fort Lauderdale
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33301
City Area Code	954
Local Phone Number	745-5815
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
NEW YORK STOCK EXCHANGE, INC. [Member] | Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	SBEV
Security Exchange Name	NYSE
NEW YORK STOCK EXCHANGE, INC. [Member] | Common Stock Warrants [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Warrants to purchase shares of common stock
Trading Symbol	SBEV-WT
Security Exchange Name	NYSE